Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2019, the Fund owned 0.9% of Tax-Managed Growth Portfolio’s outstanding interests, 47.5% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.8% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 32.3% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.6% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2019 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 91.0%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $76,890,262)		$169,379,757
Tax-Managed International Equity Portfolio (identified cost, $30,066,996)		32,797,674
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $30,729,270)		71,179,200
Tax-Managed Small-Cap Portfolio (identified cost, $48,124,695)		59,874,298
Tax-Managed Value Portfolio (identified cost, $87,834,578)		143,501,929

Total Investments in Affiliated Portfolios (identified cost $273,645,801)		$476,732,858

Preferred Stocks — 2.5%

Security	Shares	Value
Banks — 0.5%
Texas Capital Bancshares, Inc., 6.50%	19,075	$511,401
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,660,328
Wells Fargo & Co., Series Y, 5.625%	8,775	230,958

		$2,402,687

Capital Markets — 0.4%
Morgan Stanley, Series G, 6.625%	21,325	$545,494
Northern Trust Corp., Series C, 5.85%	60,000	1,519,200

		$2,064,694

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,020,000
Capital One Financial Corp., Series C, 6.25%	38,650	985,962

		$2,005,962

Electric Utilities — 0.1%
Duke Energy Corp., Series A, 5.75%	27,000	$746,550

		$746,550

Equity Real Estate Investment Trusts (REITs) — 0.3%
CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$402,610
SITE Centers Corp., Series A, 6.375%	19,000	499,130
SITE Centers Corp., Series K, 6.25%	6,000	156,060
Vornado Realty Trust, Series K, 5.70%	20,000	507,800

		$1,565,600

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(1)	9,950	$267,182

		$267,182

Security	Shares	Value
Insurance — 0.2%
Athene Holding, Ltd., Series A, 6.35% to 6/30/29(1)	36,375	$993,765

		$993,765

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	35,497	$919,372

		$919,372

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,277,798

		$1,277,798

Pipelines — 0.0%(2)
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(1)	8,960	$222,835

		$222,835

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P., Series A, 6.50%	14,575	$374,286

		$374,286

Total Preferred Stocks (identified cost $13,482,168)		$12,840,731

Debt Obligations — 5.0%(3)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)	$807	$753,754

		$753,754

Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(4)	$500	$472,325
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(4)	1,280	1,363,648
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(4)	1,000	974,020
Barclays PLC, 7.75% to 9/15/23(1)(4)	1,080	1,101,022
Citigroup, Inc., 5.95% to 1/30/23(1)(4)	330	347,089
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)	390	413,191
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(4)	398	444,608
Danske Bank A/S, 7.00% to 6/26/25(1)(4)(5)	645	672,906
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(4)(6)	473	493,670
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	1,220	1,210,826
HSBC Holdings PLC, 6.375% to 9/17/24(1)(4)	850	884,285
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)	2,075	2,216,546
KeyCorp, Series D, 5.00% to 9/15/26(1)(4)	975	985,584
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	600	630,390
Nordea Bank Abp, 6.125% to 9/23/24(1)(4)(6)	545	561,740
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	485	495,137
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	778	835,377
Societe Generale SA, 6.75% to 4/6/28(1)(4)(6)	645	644,774
Societe Generale SA, 7.375% to 10/4/23(1)(4)(6)	425	442,835

		$15,189,973

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 0.5%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)	$1,400	$1,405,628
UBS Group AG, 6.875% to 8/7/25(1)(4)(5)	1,000	1,067,015

		$2,472,643

Diversified Financial Services — 0.1%
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(1)(4)(6)	$508	$464,190

		$464,190

Electric Utilities — 0.3%
AES Gener SA, 7.125% to 4/7/24, 3/26/79(1)(6)	$485	$524,406
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)	450	490,059
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(4)	388	398,339
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	501	519,176

		$1,931,980

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(4)(6)	$964	$995,330

		$995,330

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(1)(4)	$470	$467,901

		$467,901

Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(4)	$900	$939,074

		$939,074

Oil, Gas & Consumable Fuels — 0.4%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(4)	$495	$488,060
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)	736	577,760
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(6)	550	8,118
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)	1,050	1,014,279

		$2,088,217

Pipelines — 0.2%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)	$1,051	$992,911

		$992,911

Total Debt Obligations (identified cost $26,241,155)		$26,295,973

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
iShares Preferred & Income Securities ETF	204,586	$7,641,287

Total Exchange-Traded Funds (identified cost $8,031,553)		$7,641,287

Total Investments — 100.0% (identified cost $321,400,677)		$523,510,849

Other Assets, Less Liabilities — 0.0%(2)		$131,786

Net Assets — 100.0%		$523,642,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.

(2)	Amount is less than 0.05%.

(3)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $1,739,921 or 0.3% of the Fund’s net assets.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $4,135,063 or 0.8% of the Fund’s net assets.

The Fund did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$476,732,858	$—	$—	$476,732,858
Preferred Stocks	12,573,549	267,182	—	12,840,731
Debt Obligations	—	26,295,973	—	26,295,973
Exchange-Traded Funds	7,641,287	—	—	7,641,287
Total Investments	$496,947,694	$26,563,155	$—	$523,510,849

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2019 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

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